Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	CAD 140,292	CAD 136,820
Notional amount	700
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,439	1,567
Financial liabilities, at fair value	(1,575)	(2,304)
Notional amount	53,299	53,477
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2	0
Financial liabilities, at fair value	(181)	(208)
Notional amount	690	753
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	37	41
Financial liabilities, at fair value	0	0
Notional amount	132	120
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,478	1,608
Financial liabilities, at fair value	(1,756)	(2,512)
Notional amount	CAD 54,121	CAD 54,350